INCOME TAXES - Components of Earnings before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022	Dec. 25, 2021
Components of earnings before income taxes [Abstract]
U.S.	$ 633,816	$ 876,071	$ 645,316
Foreign	37,425	58,745	81,020
Total.	$ 671,241	$ 934,816	$ 726,336